Short-term investments (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-term investments	$ 3,781,512	$ 3,900,000
Less than 90 Days
Short-term investments	1,754,302	0
91 to 183 Days
Short-term investments	1,218,724	0
183 days to One Year
Short-term investments	$ 808,486	$ 3,900,000